TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Open tax year	2011
Unrecognized tax benefits		$ 0	$ 0
Change in unrecognized tax benefits		$ 0	$ 0	$ 0
Operating Loss Carryforwards [Line Items]
Tax rate	26.50%	26.50%	25.00%
Luxemburg [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	29.00%	29.00%	29.00%
Switzerland [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	24.00%	24.00%	24.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	34.00%	34.00%	34.00%
Net operating losses carryforward	$ 32,000
Net operating loss carryforward expiration period		20 years
Expiration of operating loss carry forward		Dec. 31, 2033
Germany [Member]
Operating Loss Carryforwards [Line Items]
Tax rate	16.00%
Israel [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses carryforward	$ 61,000